SCHEDULE OF NET ALLOWANCE FOR DOUBTFUL ACCOUNTS BASED ON INVOICE DATA (Details) - SGD ($)	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, Past Due [Line Items]
Accounts receivable	$ 358,361	$ 428,577
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	348,122	424,367
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	1,004	3,230
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable		467
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	$ 9,235	$ 513